Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Deutsche Large Cap Focus Growth Fund

The following information replaces the existing tables for Deutsche Large Cap Focus Growth Fund in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information and is provided as of July 31, 2016:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
Sebastian P. Werner	$0	$0

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Sebastian P. Werner	5	$969,353,098	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Sebastian P. Werner	1	$231,316,217	0	$0

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Sebastian P. Werner	0	$0	0	$0

Please Retain This Supplement for Future Reference

October 27, 2016

SAISTKR-296